Pension Plans and Defined Contribution Plan - Schedule of Change in Plan Assets (Detail) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 163,726		$ 142,088
Company contributions	10,000	$ 10,000
Fair value of plan assets at end of year			163,726	$ 142,088
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 163,726		142,088	162,977
Actual return on plan assets			18,555	12,136
Company contributions			10,000	10,000
Benefits paid			(6,917)	(2,952)
Settlements				(40,073)
Fair value of plan assets at end of year			$ 163,726	$ 142,088